SHORT-TERM AND LONG-TERM BANK BORROWINGS	12 Months Ended
Sep. 30, 2023
SHORT-TERM AND LONG-TERM BANK BORROWINGS
SHORT-TERM AND LONG-TERM BANK BORROWINGS

NOTE 13 – SHORT-TERM AND LONG-TERM BANK BORROWINGS

Short-term bank borrowings consisted of the following at September 30, 2023:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Industrial Bank	6,000,000	822,368	2022-11-03	2023-11-03	4.50%
Industrial Bank	6,000,000	822,368	2022-11-04	2023-11-04	4.50%
China Everbright Bank	10,000,000	1,370,614	2023-06-30	2024-06-29	3.20%
China Minsheng Bank	1,000,000	137,061	2023-08-03	2024-03-01	3.75%
China Minsheng Bank	10,000,000	1,370,614	2023-08-04	2024-03-01	3.75%
China Minsheng Bank	5,000,000	685,307	2023-08-07	2024-03-01	3.75%
CZBANK	9,250,000	1,267,818	2023-08-08	2024-08-06	4.50%
CZBANK	1,250,000	171,327	2022-10-10	2023-10-09	5.00%
Shanghai Pudong Development Bank	9,000,000	1,233,553	2023-09-19	2024-03-19	4.75%
Shanghai Pudong Development Bank	11,000,000	1,507,676	2023-09-21	2024-03-21	4.75%
Total	68,500,000	9,388,706

Long-term bank borrowings consisted of the following at September 30, 2023:

	Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
China Minsheng Bank	10,000,000	1,370,614	2023-08-11	2025-08-11	3.80%
China Minsheng Bank	15,000,000	2,055,921	2023-08-14	2025-08-14	3.80%
China Minsheng Bank	20,000,000	2,741,228	2023-08-21	2025-08-20	3.80%
CZBANK	3,735,000	511,924	2023-03-14	2026-03-13	4.50%
Huaxia Bank	6,790,000	930,647	2023-03-27	2026-03-15	4.15%
Huaxia Bank	6,693,000	917,352	2023-03-28	2026-03-15	4.15%
Total	62,218,000	8,527,686

Short-term bank borrowings consisted of the following at September 30, 2022:

		Amount -	Issuance	Expiration
Bank Name	Amount - RMB	USD	Date	Date	Interest
Industrial Bank	6,000,000	843,467	2021-11-08	2022-11-08	5.22%
Industrial Bank	7,000,000	984,044	2021-11-05	2022-11-05	5.22%
China Merchants Bank	13,000,000	1,827,511	2022-06-08	2022-12-07	4.80%
China Minsheng Bank	10,000,000	1,405,778	2022-09-09	2023-09-09	4.20%
China Minsheng Bank	15,000,000	2,108,667	2022-09-14	2023-09-14	4.20%
China Minsheng Bank	16,000,000	2,249,244	2022-09-08	2023-09-08	4.20%
China Minsheng Bank	20,000,000	2,811,555	2022-09-13	2022-09-13	4.20%
CZBANK	2,000,000	281,156	2022-03-02	2023-02-28	5.60%
CZBANK	3,000,000	421,733	2022-07-11	2023-07-10	5.00%
CZBANK	5,850,000	822,380	2022-07-21	2023-07-19	5.00%
CZBANK	1,000,000	140,578	2022-07-25	2023-07-24	5.00%
CZBANK	1,500,000	210,867	2022-08-05	2023-08-04	5.00%
CZBANK	1,400,000	196,809	2022-09-23	2023-09-22	5.00%
Huaxia Bank	3,000,000	421,733	2022-03-23	2023-03-15	5.30%
Huaxia Bank	4,000,000	562,311	2022-03-16	2023-03-01	5.30%
Huaxia Bank	6,900,000	969,987	2022-05-05	2023-04-15	5.30%
Total	115,650,000	16,257,820

The Company’s short-term and long-term bank borrowings are pledged by its assets as listed below, and guaranteed by the Company’s major shareholders: HUANG Jian Cong, WANG Jian Di, WANG Guo Lin, WANG Min Jie, and WANG Yang Ming, and their immediate family members.

The carrying values of the Company’s pledged assets to secure short-term and long-term borrowings by the Company are as follows:

	As of September 30,
	2023	2022
Accounts receivable	$706,623	$—
Buildings, net	1,145,778	1,211,943
Land use rights, net	346,947	368,015
Machinery, net	—	134,076
Construction in progress	685,992	—
Deposit Receipt	—	702,889
Total	$2,885,340	$2,416,923